Label	Element	Value
Domini Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI IMPACT EQUITY FUNDSM
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of the Domini Impact Equity Fund or the Domini Impact International Equity Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-16 under the heading “How Sales Charges Are Calculated for Class A Shares” and on page C-1 under the heading “Intermediary-Defined Sales Charge Waiver Policies,” and in the Fund’s Statement of Additional Information (“SAI”) on page 34 under the heading “Additional Information Regarding Class A Sales Charges”. If you invest in Institutional or Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of the Domini Impact Equity Fund or the Domini Impact International Equity Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes(whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest in equity securities of companies of any market capitalization, but under normal circumstances, the Fund primarily invests in mid- and large-capitalization U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics, including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, and preferred shares. It is expected that at least 80% of the Fund’s assets will be invested in mid- to large-capitalization companies under normal market conditions.
The Fund may also invest in companies organized or traded outside the U.S. The Fund may have significant exposure to securities of issuers in the information technology, health care, consumer discretionary, financials, and communication services sectors.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that, in the Adviser’s view, create positive environmental and social outcomes for people and the planet, while also seeking competitive financial returns (“Impact Investing”). All of the investment selections made by the Adviser are based on the evaluation of environmental and social factors, including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national and global communities, and/or investors (“environmental and social factors”).
The Fund may, but is not required to, invest in companies that, in addition to being evaluated by the Adviser on environmental and social factors, also demonstrate a commitment to sustainability solutions. The Adviser will consider a company to demonstrate a commitment to sustainability solutions if, based on the Adviser’s analysis, the company provides, invests in or creates products or services that help: accelerate the transition to a low-carbon future, contribute to the development of sustainable communities, ensure access to clean water, support more sustainable food systems, promote societal health and well-being, broaden financial inclusion, or bridge the digital divide and/or expand access to economic opportunity.
A security will be sold if the Adviser determines that the company is no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors, financial criteria, and/or the company no longer demonstrates a commitment to sustainability solutions, as applicable.
SSGA Funds Management, Inc. (the “Subadviser”), the Fund’s subadviser, will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Subadviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

Risk [Heading]	rr_RiskHeading	Principal risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending on market conditions or other factors.
•
Impact Investing Risk. The Adviser’s evaluation of environmental and social factors in its investment selections, as well as its evaluation of a company’s commitment to sustainability solutions, and the timing and amount of the Subadviser’s implementation of the Adviser’s investment selections will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor. The Fund may forego some investment opportunities, including investments in certain market sectors that are available to funds that do not consider environmental and social factors and sustainability solutions in their investment selections.

•
Portfolio Management Risk. The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, or the timing or amount of an investment decision, is incorrect or does not produce the desired results. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Adviser or Subadviser and could have an adverse effect on the value or performance of the Fund.

•
Information Risk. There is a risk that information used by the Adviser to evaluate environmental and social factors may not be readily available, complete, or accurate, which could negatively impact the Adviser’s ability to evaluate such factors and negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.

•
Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the U.S. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. Although they have started to increase, interest rates are still very low, which means there is more risk that they may go up. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

•
Mid- to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser or Subadviser thinks appropriate, and offer greater potential for gain and loss.

•
Small-Cap Companies Risk. Compared to large- and mid-cap companies, small-cap companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets, capital resources and depth of management, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser or Subadviser thinks appropriate, and offer greater potential for gain and loss.

•
Foreign Investing Risk. Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, investment and repatriation restrictions, confiscatory taxation, armed conflict including Russia’s military invasion of Ukraine, and sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), terrorism, arbitrary application of laws and regulations or lack of rule of law, and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. Less information may be publicly available regarding foreign issuers. Foreign investing risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

•
Market Sector Risk. The Fund may hold a large percentage of securities in a particular market sector. To the extent the Fund holds a large percentage of securities in a particular sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments or risks affecting such market sector than a Fund without the same focus.

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Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of such rights.

-
Health Care Sector Risk. Securities in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

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Consumer Discretionary Sector Risk. Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

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Financials Sector Risk. Issuers in the financials sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

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Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

•
Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.

•
Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

•
Cybersecurity Risk. Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs.

These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks. SSGA Funds Management, Inc. commenced submanagement services for the Fund on December 1, 2018. A different subadviser served as the Fund’s subadviser for periods prior to December 1, 2018. The performance shown for periods prior to December 1, 2018, reflects the investment strategies employed during those periods. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes.
Updated information on the Fund’s investment results can be obtained by visiting domini.com/performance or by calling 1-800-582-6757.
The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%) Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest/lowest quarterly results during this time period were: 23.39% (quarter ended 6/30/2020) and –15.46% (quarter ended 3/31/2020). The Fund’s year-to-date results as of the most recent calendar quarter ended 09/30/2022 were –29.02%.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2021(with maximum sales charge for Class A shares)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(with maximum sales charge for Class A shares)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).

Domini Impact Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%	[2]
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
2012	rr_AnnualReturn2012	11.33%
2013	rr_AnnualReturn2013	32.85%
2014	rr_AnnualReturn2014	13.97%
2015	rr_AnnualReturn2015	(7.27%)
2016	rr_AnnualReturn2016	11.24%
2017	rr_AnnualReturn2017	15.42%
2018	rr_AnnualReturn2018	(9.08%)
2019	rr_AnnualReturn2019	31.66%
2020	rr_AnnualReturn2020	30.62%
2021	rr_AnnualReturn2021	21.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(29.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
1 Year	rr_AverageAnnualReturnYear01	21.30%
5 Years	rr_AverageAnnualReturnYear05	16.97%
10 Years	rr_AverageAnnualReturnYear10	14.30%
Domini Impact Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none	[4]
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%	[2]
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.
1 Year	rr_ExpenseExampleYear01	$ 581
3 Years	rr_ExpenseExampleYear03	862
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,020
1 Year	rr_ExpenseExampleNoRedemptionYear01	581
3 Years	rr_ExpenseExampleNoRedemptionYear03	862
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,020
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	15.84%
10 Years	rr_AverageAnnualReturnYear10	13.75%
Domini Impact Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%	[2]
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 906
1 Year	rr_AverageAnnualReturnYear01	21.73%
5 Years	rr_AverageAnnualReturnYear05	17.38%
10 Years	rr_AverageAnnualReturnYear10	14.73%
Domini Impact Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%	[2]
Other miscellaneous expenses	rr_Component2OtherExpensesOverAssets	0.37%
Total other expenses	rr_OtherExpensesOverAssets	0.82%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,228
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,228
1 Year	rr_AverageAnnualReturnYear01	21.69%
5 Years	rr_AverageAnnualReturnYear05	17.30%
10 Years	rr_AverageAnnualReturnYear10	14.65%
Domini Impact Equity Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.65%
5 Years	rr_AverageAnnualReturnYear05	15.29%
10 Years	rr_AverageAnnualReturnYear10	12.98%
Domini Impact Equity Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	13.19%
10 Years	rr_AverageAnnualReturnYear10	11.56%
Domini Impact Equity Fund | S&P 500 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%

[1]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[2]	Sponsorship fee is for administrative services provided to the Fund by the Fund’s Adviser.
[3]
The Fund’s Adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class Y share expenses to 1.09%, 1.09%, 0.74%, and 0.80%, respectively. These expense limitations are in effect through November 30, 2023. There can be no assurance that the Adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the Adviser and the Fund’s Board of Trustees.

[4]	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.